Putnam VT Diversified Income Fund
The fund's portfolio
9/30/21 (Unaudited)

MORTGAGE-BACKED SECURITIES (43.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (24.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.164%, 9/25/50	$3,414,800	$646,695
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.116%, 12/15/47	816,381	118,947
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 8/15/56	2,330,892	539,205
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.016%, 4/15/47	629,820	128,061
REMICs IFB Ser. 5004, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 8/25/50	4,911,088	898,975
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 7/25/50	3,240,152	620,194
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 1/25/50	2,776,677	478,203
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	3,623,456	623,905
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	442,681	69,368
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	4,813,000	826,232
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	3,939,471	588,170
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	2,946,546	558,842
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,777,455	410,787
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	3,174,682	486,978
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,030,946	665,991
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	492,958	68,266
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	236,360	31,252
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	466,654	47,117
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	4,763,053	714,977
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	325,968	42,457
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,069,478	130,091
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	868,579	143,647
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	305,644	42,001
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	304,431	28,592
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	857,605	79,929
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	636,736	42,282
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	393,515	25,301
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	362,598	20,666
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	5,328,924	701,758
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	259,965	6,723
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.384%, 7/25/43(WAC)	668,670	9,228
Federal National Mortgage Association
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.514%, 9/25/43	1,014,341	206,189
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.314%, 4/25/40	368,513	74,469
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.164%, 3/25/48	1,926,198	347,486
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.114%, 6/25/48	2,922,300	446,612
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.114%, 6/25/45	2,051,367	356,798
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.064%, 5/25/47	3,904,612	645,628
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 12/25/48	879,809	79,183
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 12/25/46	1,496,831	269,204
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	850,162	181,171
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 3/25/50	2,003,473	364,311
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 10/25/49	4,471,931	763,425
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.964%, 8/25/49	1,796,040	279,657
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.864%, 2/25/43	897,345	181,639
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	68,940	11,510
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,393,352	256,739
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	207,127	33,222
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	1,669,151	268,723
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	2,737,975	468,194
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,848,957	633,440
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	171,764	31,509
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	345,067	8,247
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	5,675,679	858,219
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	336,580	19,844
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,180,312	140,476
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	536,454	62,320
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	404,480	46,228
REMICs Ser. 20-85, Class PI, IO, 3.00%, 12/25/50	5,425,384	817,009
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	681,358	42,337
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	251,730	3,972
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	6,910,730	999,164
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	527,127	5,271
Government National Mortgage Association
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.213%, 6/20/51	2,836,651	393,131
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.213%, 5/20/51	4,078,125	555,711
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.213%, 4/20/51	3,394,957	538,903
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.213%, 9/20/50	3,249,633	646,316
FRB Ser. 21-116, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.115%, 11/20/47	3,370,663	928,156
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.093%, 4/20/44	1,953,495	418,483
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.063%, 7/20/50	3,533,496	605,620
IFB Ser. 18-139, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.063%, 10/20/48	2,062,910	314,803
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.063%, 9/20/43	357,742	67,273
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.015%, 7/16/43	212,969	34,999
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 4/20/50	3,721,710	666,789
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 8/20/49	2,959,746	429,844
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 7/20/49	2,756,153	410,198
IFB Ser. 19-89, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.013%, 7/20/49	3,725,233	557,255
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 2/20/50	309,979	37,834
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 1/20/50	1,763,796	290,130
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 12/20/49	1,641,203	253,838
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 8/20/49	120,066	17,472
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.963%, 6/20/49	136,385	17,357
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.913%, 8/20/43	2,757,766	547,334
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.513%, 8/20/44	893,613	159,718
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	438,034	76,998
Ser. 16-42, IO, 5.00%, 2/20/46	710,655	124,490
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	473,915	69,424
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,272,817	249,612
Ser. 14-76, IO, 5.00%, 5/20/44	382,152	67,258
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	406,826	76,931
Ser. 12-146, IO, 5.00%, 12/20/42	641,064	121,052
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	208,362	38,153
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	312,923	57,358
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,389,448	263,995
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	797,669	148,845
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,230,993	217,522
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	259,160	46,867
Ser. 20-61, IO, 4.50%, 5/20/50	7,022,354	1,193,648
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,982,560	292,597
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	274,532	27,975
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	614,766	112,584
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	909,555	146,974
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	230,627	15,484
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	102,128	7,101
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	502,195	89,316
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	579,771	51,252
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	598,498	99,260
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	625,276	100,062
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	296,613	49,208
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	372,018	69,999
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,633,604	239,552
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	1,081,742	172,892
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	588,690	62,319
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	465,098	19,209
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	372,305	51,851
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	642,337	98,202
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,196,067	93,885
Ser. 21-156, IO, 3.50%, 7/20/51	4,105,000	679,961
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	3,877,033	494,909
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	6,490,620	736,951
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	514,263	39,928
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	72,626	341
Ser. 13-76, IO, 3.50%, 5/20/43	764,082	96,641
Ser. 13-28, IO, 3.50%, 2/20/43	225,853	22,366
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	328,451	33,101
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	583,417	61,101
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	230,222	23,165
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	757,453	118,336
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	926,011	141,356
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,091,459	157,088
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	523,080	15,012
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	4,760,520	378,626
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	4,766,690	409,649
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	8,706,864	717,652
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	3,959,685	321,922
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	1,819,464	215,807
Ser. 17-H02, Class BI, IO, 2.436%, 1/20/67(WAC)	2,033,939	148,890
Ser. 18-H05, Class BI, IO, 2.395%, 2/20/68(WAC)	2,623,084	227,880
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68(WAC)	2,238,485	194,468
Ser. 17-H06, Class BI, IO, 2.344%, 2/20/67(WAC)	2,247,630	169,056
Ser. 16-H22, Class AI, IO, 2.329%, 10/20/66(WAC)	2,469,800	184,702
Ser. 17-H16, Class JI, IO, 2.315%, 8/20/67(WAC)	3,113,083	268,990
Ser. 18-H03, Class XI, IO, 2.308%, 2/20/68(WAC)	2,401,131	188,489
Ser. 17-H08, Class NI, IO, 2.245%, 3/20/67(WAC)	2,858,114	194,352
Ser. 17-H12, Class QI, IO, 2.24%, 5/20/67(WAC)	2,241,764	149,234
Ser. 16-H23, Class NI, IO, 2.225%, 10/20/66(WAC)	7,423,920	524,129
Ser. 16-H16, Class EI, IO, 2.194%, 6/20/66(WAC)	1,891,505	132,973
Ser. 17-H11, Class TI, IO, 2.188%, 4/20/67(WAC)	1,703,410	140,531
Ser. 16-H24, Class JI, IO, 2.103%, 11/20/66(WAC)	2,408,097	196,034
Ser. 16-H03, Class DI, IO, 2.04%, 12/20/65(WAC)	2,667,754	162,149
Ser. 16-H14, Class AI, IO, 1.973%, 6/20/66(WAC)	1,834,877	127,421
Ser. 16-H17, Class KI, IO, 1.893%, 7/20/66(WAC)	1,266,859	89,868
Ser. 17-H16, Class IB, IO, 1.865%, 8/20/67(WAC)	2,649,924	168,951
Ser. 17-H11, Class DI, IO, 1.847%, 5/20/67(WAC)	2,054,297	152,146
Ser. 15-H25, Class EI, IO, 1.841%, 10/20/65(WAC)	2,058,815	126,205
Ser. 17-H10, Class MI, IO, 1.83%, 4/20/67(WAC)	3,834,298	220,089
Ser. 17-H09, IO, 1.821%, 4/20/67(WAC)	2,801,001	164,268
Ser. 15-H10, Class BI, IO, 1.803%, 4/20/65(WAC)	1,795,896	115,656
FRB Ser. 15-H08, Class CI, IO, 1.784%, 3/20/65(WAC)	1,329,228	74,836
Ser. 15-H24, Class AI, IO, 1.773%, 9/20/65(WAC)	2,315,843	151,935
Ser. 16-H03, Class AI, IO, 1.761%, 1/20/66(WAC)	2,058,139	126,061
Ser. 15-H23, Class BI, IO, 1.743%, 9/20/65(WAC)	2,888,700	161,189
Ser. 16-H09, Class BI, IO, 1.738%, 4/20/66(WAC)	3,556,094	257,817
Ser. 17-H16, Class IG, IO, 1.71%, 7/20/67(WAC)	2,754,388	156,656
Ser. 16-H24, Class CI, IO, 1.685%, 10/20/66(WAC)	1,880,493	105,872
Ser. 16-H14, IO, 1.673%, 6/20/66(WAC)	1,471,321	75,998
Ser. 13-H08, Class CI, IO, 1.611%, 2/20/63(WAC)	2,713,863	97,699
Ser. 15-H25, Class AI, IO, 1.604%, 9/20/65(WAC)	4,055,405	220,614
Ser. 16-H06, Class DI, IO, 1.603%, 7/20/65(WAC)	3,987,839	196,130
Ser. 16-H02, Class HI, IO, 1.542%, 1/20/66(WAC)	2,866,252	151,625
Ser. 14-H21, Class BI, IO, 1.527%, 10/20/64(WAC)	2,501,316	119,563
Ser. 16-H10, Class AI, IO, 1.496%, 4/20/66(WAC)	4,047,956	202,050
Ser. 16-H06, Class CI, IO, 1.45%, 2/20/66(WAC)	4,119,075	174,991

		42,123,504
Commercial mortgage-backed securities (7.6%)
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	147,000	133,874
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	261,000	209,918
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.54%, 1/12/45(WAC)	997,000	797,600
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	262,359	261,047
CD Commercial Mortgage Trust FRB Ser. 17-CD3, Class C, 4.702%, 2/10/50(WAC)	174,000	180,767
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	271,000	225,201
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.887%, 12/15/47(WAC)	326,000	323,878
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	822,000	804,140
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.083%, 4/10/47(WAC)	108,000	113,897
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	371,000	371,473
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.927%, 6/10/47(WAC)	116,000	116,895
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	700,000	197,322
FRB Ser. 13-CR9, Class D, 4.412%, 7/10/45(WAC)	289,000	194,190
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.904%, 4/15/50(WAC)	307,000	227,780
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.548%, 2/10/46(WAC)	237,000	219,241
Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	195,000	200,096
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47(WAC)	265,000	262,618
GS Mortgage Securities Trust 144A
FRB Ser. 12-GCJ7, Class D, 5.74%, 5/10/45(WAC)	180,000	165,600
FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47(WAC)	599,000	408,387
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.956%, 2/15/47(WAC)	887,000	480,085
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	350,000	230,611
FRB Ser. 14-C18, Class E, 4.456%, 2/15/47(WAC)	381,000	184,545
FRB Ser. 14-C25, Class D, 4.089%, 11/15/47(WAC)	194,000	149,805
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	656,000	355,374
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	291,000	285,798
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.305%, 4/15/46(WAC)	408,000	338,201
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.707%, 2/15/46(WAC)	401,000	76,412
FRB Ser. 11-C4, Class C, 5.575%, 7/15/46(WAC)	107,681	112,014
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	715,000	482,265
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	11,396	—
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.497%, 8/15/46(WAC)	750,000	52,500
FRB Ser. 15-C23, Class D, 4.282%, 7/15/50(WAC)	57,000	57,480
FRB Ser. 13-C10, Class D, 4.216%, 7/15/46(WAC)	478,000	276,617
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	240,182
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	92,522	91,160
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.836%, 3/25/50	577,000	598,553
FRB Ser. 19-01, Class M10, 3.336%, 10/15/49	207,000	208,911
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	472,775	5
UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	490,000	13,426
Wells Fargo Commercial Mortgage Trust FRB Ser. 16-NXS5, Class D, 5.151%, 1/15/59(WAC)	206,000	221,473
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.443%, 7/15/46(WAC)	649,000	298,630
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	109,385
Ser. 16-C33, Class D, 3.123%, 3/15/59	216,000	204,466
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	1,331,000	665,500
FRB Ser. 12-C7, Class E, 4.957%, 6/15/45(WAC)	875,000	123,375
FRB Ser. 13-C15, Class D, 4.65%, 8/15/46(WAC)	1,231,000	704,167
FRB Ser. 12-C10, Class D, 4.56%, 12/15/45(WAC)	694,000	457,676
Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,626,000	558,288

		12,990,828
Residential mortgage-backed securities (non-agency) (11.5%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.67%, 11/27/36(WAC)	317,117	260,036
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 2.462%, 10/25/35(WAC)	210,556	195,303
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.836%, 10/25/27 (Bermuda)	220,000	226,258
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.266%, 11/25/47	146,962	123,473
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.436%, 3/25/37	654,017	612,886
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.197%, 6/25/46(WAC)	653,259	713,097
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 1.592%, 9/25/35	173,932	167,093
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.032%, 6/25/46	227,010	208,834
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.744%, 11/20/35	209,192	200,293
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.38%), 0.466%, 8/25/46	159,727	141,842
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.466%, 8/25/46	233,425	224,270
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.466%, 8/25/46	1,094,140	991,328
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.296%, 4/25/47	109,496	93,213
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.38%), 0.466%, 12/25/36	331,329	172,343
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.084%, 7/25/28	1,022,743	1,143,830
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.436%, 4/25/28	518,352	585,045
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.886%, 3/25/28	324,195	347,747
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.636%, 12/25/27	417,270	450,726
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.236%, 11/25/28	459,067	473,889
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M3, (1 Month US LIBOR + 4.50%), 4.586%, 2/25/24	186,104	192,418
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.086%, 10/25/48	168,000	198,314
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.586%, 3/25/49	152,000	171,148
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.086%, 8/25/50	135,000	168,919
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.436%, 6/25/50	237,000	289,584
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.236%, 7/25/49	104,000	112,945
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.836%, 9/25/48	389,000	424,633
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	253,000	267,329
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.336%, 10/25/48	163,000	170,131
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.186%, 3/25/50	169,139	171,740
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.736%, 1/25/49	220,787	223,733
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.536%, 3/25/49	88,620	89,838
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.386%, 10/25/48	110,600	112,045
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.336%, 9/25/28	968,087	1,123,716
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.836%, 10/25/28	496,823	575,694
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.836%, 8/25/28	271,424	306,101
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.836%, 1/25/29	89,643	98,869
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.986%, 10/25/28	504,660	529,397
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.786%, 4/25/28	630,874	665,737
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.636%, 4/25/28	73,823	77,399
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.586%, 9/25/29	405,000	441,514
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.086%, 7/25/25	16,509	16,646
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.936%, 10/25/29	407,000	441,127
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.586%, 12/25/30	451,000	476,511
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.536%, 5/25/30	22,000	22,830
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.536%, 2/25/30	30,000	31,556
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.336%, 1/25/31	620,000	652,282
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.086%, 5/25/25	10,860	11,051
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.086%, 5/25/25	6,625	6,672
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.636%, 7/25/30	120,000	124,163
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.086%, 10/25/29	655,536	673,263
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 2.936%, 11/25/29	198,500	203,728
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.186%, 9/25/31	505,000	519,157
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.736%, 2/25/40	276,000	287,588
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.336%, 1/25/40	155,000	155,756
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.446%, 5/25/36	538,470	179,622
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.396%, 5/25/37	166,558	139,836
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.607%, 5/19/35	191,389	87,447
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.486%, 6/25/37	233,256	118,226
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	204,047	196,562
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.881%, 8/25/35	62,139	61,449
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 5.836%, 4/25/27 (Bermuda)	280,000	286,817
Residential Accredit Loans, Inc. Trust FRB Ser. 06-QO10, Class A1, (1 Month US LIBOR + 0.16%), 0.406%, 1/25/37	275,474	265,373
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.266%, 1/25/37	247,619	238,736
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	202,000	217,278
WaMu Asset-Backed Certificates Trust FRB Ser. 07-HE4, Class 1A, (1 Month US LIBOR + 0.17%), 0.256%, 7/25/47	134,808	113,663
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.70%), 0.786%, 12/25/45	423,739	405,981

		19,676,030

Total mortgage-backed securities (cost $87,549,640)		$74,790,362

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (38.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (0.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$26,388	$30,192
5.00%, with due dates from 5/20/49 to 3/20/50	162,900	180,571
3.50%, with due dates from 9/20/49 to 11/20/49	190,311	205,254

		416,017
U.S. Government Agency Mortgage Obligations (37.9%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	47,176	52,414
4.50%, 5/1/49	14,594	15,943
Uniform Mortgage-Backed Securities
5.50%, TBA, 10/1/51	3,000,000	3,355,409
4.50%, TBA, 10/1/51	2,000,000	2,162,890
4.00%, TBA, 10/1/51	21,000,000	22,501,991
3.50%, TBA, 10/1/51	22,000,000	23,281,320
3.00%, TBA, 11/1/51	2,000,000	2,090,545
3.00%, TBA, 10/1/51	10,000,000	10,465,226
2.50%, TBA, 10/1/51	1,000,000	1,031,133

		64,956,871

Total U.S. government and agency mortgage obligations (cost $65,356,257)		$65,372,888

U.S. TREASURY OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.375%, 11/15/40(i)	$151,000	$136,472
U.S. Treasury Notes 0.375%, 12/31/25(i)	125,000	122,593
U.S. Treasury Strip zero %, 11/15/24(i)	114,000	112,236

Total U.S. treasury obligations (cost $371,301)		$371,301

CORPORATE BONDS AND NOTES (17.0%)(a)
		Principal amount	Value
Basic materials (0.8%)
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		$34,000	$35,360
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		35,000	34,781
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		76,000	82,175
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		40,000	42,700
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		30,000	30,675
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		140,000	148,575
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		48,000	50,040
CVR Partners LP/CVR Nitrogen Finance Corp. 144A company guaranty sr. notes 6.125%, 6/15/28		15,000	15,731
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		50,000	54,063
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		50,000	52,313
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		20,000	24,625
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		170,000	173,825
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		25,000	26,184
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		40,000	39,650
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		50,000	49,875
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		20,000	20,965
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		30,000	31,050
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		15,000	15,319
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		45,000	45,000
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		15,000	14,836
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		21,000	22,107
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		15,000	15,213
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		10,000	10,038
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		35,000	35,175
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		85,000	86,169
TopBuild Corp. 144A company guaranty sr. unsec. bonds 4.125%, 2/15/32(FWC)		20,000	20,200
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		90,000	90,675
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		65,000	66,869

			1,334,188
Capital goods (1.2%)
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		75,000	78,264
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)		25,000	25,281
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		58,000	61,190
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		15,000	15,375
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		20,000	19,850
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		40,000	41,400
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		210,000	223,125
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		30,000	30,000
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		90,000	90,675
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		85,000	82,150
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		100,000	106,375
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		154,000	153,808
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		125,000	128,048
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		20,000	20,500
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		95,000	96,425
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		210,000	212,987
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		132,000	142,395
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		123,000	126,383
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		100,000	100,186
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		65,000	64,887
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		311,000	324,218

			2,143,522
Communication services (1.4%)
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	72,100
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		623,000	672,840
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		50,000	52,274
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		50,000	51,586
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		68,000	68,850
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		98,000	104,976
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		50,000	53,764
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		66,000	64,666
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		165,000	176,944
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		75,000	79,688
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		29,000	29,928
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		71,000	73,045
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		30,000	30,232
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		45,000	43,594
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		36,000	38,070
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		106,000	135,680
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		105,000	127,231
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		93,000	103,914
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		40,000	44,166
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		55,000	60,593
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	65,552
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		16,000	16,808
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		45,000	45,475
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	123,250
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		60,000	62,100
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)		20,000	20,275

			2,417,601
Consumer cyclicals (3.5%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		55,000	54,664
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		45,000	45,956
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		45,000	44,663
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		85,000	84,363
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	46,381
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		90,000	91,125
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		90,000	93,038
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		45,000	45,050
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		85,000	86,984
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		20,000	21,450
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		70,000	68,950
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		65,000	67,263
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	79,200
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		79,000	34,563
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		144,000	150,300
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		90,000	90,713
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		50,000	51,142
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		125,000	150,316
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		110,000	113,300
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		15,000	15,114
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		40,000	41,875
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		90,000	94,885
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		73,000	75,465
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		24,000	25,324
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		222,931	237,979
L Brands, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35		85,000	106,675
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		12,000	15,225
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		45,000	51,075
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	113,692
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$47,000	47,470
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		27,000	27,302
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		49,000	50,715
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	55,000
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	36,855
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		30,000	29,775
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		70,000	73,150
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		105,000	107,295
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		155,000	161,588
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	20,622
Mav Acquisition Corp. 144A sr. notes 5.75%, 8/1/28		65,000	63,863
Meredith Corp. company guaranty sr. notes 6.50%, 7/1/25		90,000	96,300
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		49,000	50,654
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		70,000	72,604
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		75,000	77,063
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		49,000	50,164
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		65,000	67,438
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		35,000	34,223
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		35,000	34,047
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		230,000	242,793
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		45,000	43,172
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		95,000	98,209
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		232,000	268,143
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		55,000	56,581
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		141,000	147,345
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32		30,000	30,244
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		20,000	20,875
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		85,000	81,175
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		80,000	79,352
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		45,000	43,988
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		60,000	58,613
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		100,000	101,688
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		95,000	101,175
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	53,750
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		60,000	61,544
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		35,000	33,310
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,375
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		95,000	96,506
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	90,000
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		105,000	113,008
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		40,000	44,560
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		54,000	58,590
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		95,000	103,194
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		35,000	35,569
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		10,000	10,722
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		50,000	51,840
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		130,000	131,625
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		90,000	94,950
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/15/29		47,000	47,470
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		126,000	127,257
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		115,000	115,863
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		30,000	31,651

			6,037,995
Consumer staples (1.1%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		65,000	64,350
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	63,958
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	80,500
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	32,325
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	15,375
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		180,000	180,234
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	53,086
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35		129,000	158,640
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		52,000	54,774
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	76,948
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	133,188
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	118,309
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		$28,000	29,308
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		25,000	24,703
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		105,000	109,331
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		50,000	52,274
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		40,000	41,198
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		30,000	34,575
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		150,000	183,810
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		30,000	35,325
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		85,000	93,715
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		80,000	83,438
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		48,000	50,880
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		45,000	45,240
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		45,000	48,772

			1,864,256
Energy (3.7%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		55,000	60,140
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		6,000	6,796
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		35,000	36,860
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		52,000	58,239
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		40,000	43,621
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25		20,000	21,500
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		32,000	34,600
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		85,000	83,532
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		45,000	48,659
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		50,000	52,000
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31		75,000	78,540
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32		5,000	5,013
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		65,000	67,600
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		31,000	33,480
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		65,000	72,638
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		76,000	84,075
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		95,000	114,831
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		44,000	57,640
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		45,000	63,675
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		35,000	43,612
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		25,000	25,750
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		20,000	20,281
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		203,000	207,568
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		166,000	174,715
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		41,000	43,654
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	11,260
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		15,000	15,570
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		90,000	94,010
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		25,000	25,281
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		102,000	105,825
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		144,000	146,016
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29		70,000	70,613
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		52,000	53,506
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		56,689	58,673
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		71,000	73,840
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		35,000	36,663
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		25,000	29,443
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		205,000	257,916
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		35,000	47,476
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		60,000	82,287
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		55,000	52,113
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		200,000	204,555
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		285,000	299,609
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		432,000	481,140
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	190,125
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		323,000	350,617
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		35,000	39,109
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		1,138,000	62,590
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		297,000	16,335
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)		1,036,000	980,988
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		15,000	15,667
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		69,000	73,313
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		23,000	23,345
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		60,000	61,526
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		20,000	20,426
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		162,000	167,722
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		65,000	70,150
Southwestern Energy Co. 144A company guaranty sr. unsec. unsub. notes 5.375%, 2/1/29		185,000	197,950
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		106,000	108,120
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	33,614
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		30,000	32,803
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		56,000	58,800
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		30,820	30,820
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		70,000	69,645
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		42,000	43,730

			6,332,210
Financials (2.5%)
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		25,000	25,250
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		285,000	411,064
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	100,000	118,409
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)		$36,000	35,685
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		49,000	49,000
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31		30,000	28,519
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28		30,000	28,950
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		190,000	207,813
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		45,000	45,619
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		35,000	34,038
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		30,000	30,900
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		55,000	56,513
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		15,000	15,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		87,000	90,915
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		20,000	20,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		113,000	112,859
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	225,978
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		75,000	78,375
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		120,000	126,900
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		980,000	950,120
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		32,000	31,774
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		100,000	101,243
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		95,000	94,288
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		25,000	26,170
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		77,000	79,310
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		30,000	30,066
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		40,000	43,400
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	57,938
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		17,000	19,104
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		100,000	108,385
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		90,000	92,561
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		85,000	86,488
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		160,000	162,800
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		45,000	47,363
Stichting AK Rabobank Certificaten jr. unsec. sub. FRN 19.436%, perpetual maturity (Netherlands)	EUR	94,525	157,396
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		$65,000	66,300
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		300,000	313,500

			4,210,931
Health care (1.2%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		115,000	123,338
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	87,112
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	46,112
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		70,000	69,266
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		122,000	124,519
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		40,000	37,250
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		50,000	51,813
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		45,000	46,125
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		45,000	47,138
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	46,069
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	10,625
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		35,000	36,706
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		85,000	81,706
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		105,000	122,850
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		40,000	40,000
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		45,000	46,519
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	207,260
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		85,000	82,450
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		50,000	50,500
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		130,000	141,330
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		35,000	34,929
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		35,000	36,181
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		23,000	23,345
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		25,000	26,531
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		195,000	203,288
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		190,000	196,635
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		80,000	81,200

			2,100,797
Technology (0.8%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		30,000	30,417
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		30,000	30,575
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		60,000	62,300
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		66,000	65,779
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26		182,000	216,494
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		71,000	72,598
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		43,000	47,058
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		191,000	197,593
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		75,000	78,430
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		114,000	106,742
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		45,000	47,448
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		90,000	89,100
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		40,000	42,000
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		70,000	70,175
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		50,000	51,191
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		95,000	97,185
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		33,000	36,548

			1,341,633
Transportation (0.2%)
Air Canada 144A sr. notes 3.875%, 8/15/26 (Canada)		5,000	5,019
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		95,000	102,363
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		95,000	99,869
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		35,000	36,171
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		35,000	35,919

			279,341
Utilities and power (0.6%)
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		43,000	43,039
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		24,000	24,480
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		35,000	35,525
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		44,000	45,264
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		75,000	76,500
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	9,850
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		290,000	383,692
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		13,000	12,643
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		70,000	69,213
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		40,000	42,550
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		90,000	92,395
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		25,000	25,949
PG&E Corp. sr. sub. notes 5.00%, 7/1/28		85,000	86,594
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		40,000	42,630
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		11,000	11,570
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		56,000	57,963

			1,059,857

Total corporate bonds and notes (cost $28,746,286)			$29,122,331

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (10.5%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$730,000	$756,477
Argentina (Republic of) 144A sr. unsec. notes 5.00%, 2/1/29 (Argentina)		288,948	190,709
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		750,000	828,743
Buenos Aires (Government of) 144A sr. unsec. unsub. bonds 3.90%, 9/1/37 (Argentina)		964,702	438,390
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 5.00%, 6/1/27 (Argentina)		483,736	326,954
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		260,000	278,200
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		485,000	474,577
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		360,000	435,600
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		390,000	438,750
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		270,000	294,975
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		250,000	254,378
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		1,285,000	1,326,519
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,045,000	1,186,085
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		133,000	181,041
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	248,047
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		1,390,000	1,468,188
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		566,014	565,307
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	250,000	300,545
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		$275,000	292,875
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	293,581
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$211,000	292,765
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		240,000	259,584
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		260,000	284,695
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		664,000	776,256
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		200,000	209,500
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)		747,000	794,853
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		1,490,000	1,504,900
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,240,000	1,294,250
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		240,000	247,226
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		590,000	494,125
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		320,000	330,961
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		265,000	27,149
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		576,000	61,920
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		134,000	14,405
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		932,000	100,190
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	664,150

Total foreign government and agency bonds and notes (cost $17,876,335)			$17,936,870

CONVERTIBLE BONDS AND NOTES (6.0%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. 144A cv. sr. unsec. notes 0.25%, 5/15/26	$86,000	$90,945
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	68,000	97,002

		187,947
Communication services (0.4%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	138,000	140,019
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	247,000	256,757
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	30,000	40,844
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	61,000	73,231
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	151,000	156,436

		667,287
Consumer cyclicals (1.1%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	52,000	46,592
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	107,000	157,130
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	90,000	130,725
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	134,000	117,987
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	141,000	152,231
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	177,000	190,828
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	129,000	186,103
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	51,000	97,932
NCL Corp., Ltd. cv. company guaranty sr. unsec. notes 5.375%, 8/1/25	30,000	51,210
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	180,000	232,650
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	85,000	102,098
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	66,000	77,819
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	66,000	75,599
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	112,000	119,560
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	61,000	80,784

		1,819,248
Consumer staples (0.5%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	115,000	112,988
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	85,000	80,963
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	89,000	87,710
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	148,000	167,906
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	65,000	101,043
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	70,000	59,346
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	69,000	67,112
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	111,000	110,945

		788,013
Energy (0.3%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	133,000	123,025
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	129,000	208,206
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	57,000	70,709
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	78,000	66,438
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	83,000	70,408

		538,786
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23,(R)	87,000	88,464
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	87,000	93,774
LendingTree, Inc. cv. sr. unsec. notes 0.50%, 7/15/25	61,000	51,877
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	83,000	82,699
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	65,000	66,584

		383,398
Healthcare (0.9%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	54,000	54,044
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	112,000	132,720
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	179,000	192,167
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27	111,000	127,095
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	122,000	110,517
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	47,000	65,359
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25	88,000	96,668
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	62,000	74,240
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	122,000	123,373
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	94,000	95,058
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	35,000	46,404
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)	42,000	44,685
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	57,000	90,900
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub. notes 0.75%, 8/1/25	110,000	118,388
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27	37,000	42,491
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	44,000	56,167
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	69,000	69,306

		1,539,582
Technology (2.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	143,000	156,127
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	77,000	93,461
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	127,000	127,978
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 4/1/27	85,000	89,091
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	86,000	84,512
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	85,000	96,138
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	106,000	114,162
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	129,000	139,239
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	72,000	85,348
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	76,000	125,468
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	75,000	75,881
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	97,000	104,461
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	39,000	52,593
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	86,000	103,146
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	68,000	85,104
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	112,000	123,015
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	118,000	144,076
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	91,000	107,669
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	181,000	298,844
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	58,000	65,184
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	83,000	103,410
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	99,000	97,577
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	60,000	77,038
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	145,000	166,616
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	231,000	226,524
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	218,000	202,378
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	90,000	117,000
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	75,000	95,362
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	76,000	138,601
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	180,000	173,813

		3,669,816
Transportation (0.3%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	80,000	122,255
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	121,000	118,561
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	118,000	176,263

		417,079
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	102,000	108,120
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	103,000	120,819

		228,939

Total convertible bonds and notes (cost $9,556,088)		$10,240,095

SENIOR LOANS (1.9%)(a)(c)
	Principal amount	Value
Basic materials (0.2%)
Alpha 3 BV bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	$54,863	$54,782
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	24,875	24,922
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	90,410	90,452
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.084%, 6/26/25	117,021	116,960
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 2.832%, 10/1/25	62,523	62,070

		349,186
Capital goods (0.2%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.584%, 4/1/28	63,840	63,813
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.334%, 4/3/24	110,308	107,946
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	54,450	54,532
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	96,493	94,673
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.404%, 6/30/27	39,701	39,756
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.833%, 3/2/27	260	258

		360,978
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.334%, 7/31/27	24,937	24,557
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	65,000	65,020
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	55,000	55,609

		145,186
Consumer cyclicals (0.6%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	74,438	74,606
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 6/29/26	145,000	145,841
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.629%, 8/21/26	68,600	67,119
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	79,600	79,335
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	64,304	64,292
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.34%, 8/24/26	78,400	48,662
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.34%, 10/30/26	68,707	68,758
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	72,008	71,628
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.084%, 5/1/26	8,670	8,603
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	64,688
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 2.834%, 8/14/24	58,633	58,347
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.584%, 12/17/26	99,339	99,091
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	85,969	85,969

		936,939
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	133,523	133,404
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	159,035	157,517
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	34,738	34,781
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	82,854	82,707

		408,409
Energy (—%)
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	79,800	79,534

		79,534
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	34,390	34,390

		34,390
Healthcare (0.3%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 1.832%, 2/4/27	53,124	52,441
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.834%, 10/10/25	84,135	74,670
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	192,947	193,526
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	263	263
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	109,725	110,548
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.083%, 6/30/25	22,039	22,012
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	70,953	70,997

		524,457
Technology (0.2%)
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	74,250	74,217
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/27	74,625	74,852
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	75,000	75,141
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	49,875	49,647

		273,857
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	45,000	46,506
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	94,525	95,105

		141,611

Total senior loans (cost $3,263,665)		$3,254,547

PURCHASED SWAP OPTIONS OUTSTANDING (1.9%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$15,045,100	$12,036
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	225,360
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	71,022
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	238,436
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	232,733
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	92,223
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	89,717
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	604,446
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	596,851
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		2,490,200	501,800
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	178,075
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	82,769
NatWest Markets PLC
(0.52)/6 month GBP-LIBOR-BBA/Sep-23 (United Kingdom)	Sep-22/0.52	GBP	34,143,500	126,054
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	91,803
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	68,679

Total purchased swap options outstanding (cost $2,271,987)				$3,212,004

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Nov-21/$1.33	$11,397,522	GBP	8,458,900	$66,869
Goldman Sachs International
EUR/USD (Put)	Nov-21/1.16	11,334,802	EUR	9,785,300	64,246
JPMorgan Chase Bank N.A.
EUR/USD (Put)	Oct-21/1.16	11,334,802	EUR	9,785,300	75,388
UBS AG
NZD/USD (Put)	Nov-21/0.68	8,526,375	NZD	12,350,800	58,090

Total purchased options outstanding (cost $251,345)					$264,593

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$495,000	$495,644
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	$158,000	158,237

Total asset-backed securities (cost $653,000)		$653,881

COMMON STOCKS (0.1%)(a)
	Shares	Value
iHeartMedia, Inc. Class A(NON)	5,164	$129,203
MWO Holdings, LLC (Units)(F)	98	250
Oasis Petroleum, Inc.	313	31,118
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	10,369	13,480
Tribune Media Co. Class 1C	55,356	554

Total common stocks (cost $211,267)		$174,605

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	507	$12,797

Total preferred stocks (cost $13,344)		$12,797

SHORT-TERM INVESTMENTS (26.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	29,367,379	$29,367,379
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	138,000	138,000
U.S. Treasury Bills 0.048%, 3/24/22(SEGSF)(SEGCCS)		$2,400,000	2,399,449
U.S. Treasury Bills 0.044%, 3/3/22(SEGSF)(SEGCCS)		1,000,000	999,814
U.S. Treasury Bills 0.043%, 2/24/22(SEG)(SEGSF)(SEGCCS)		2,000,000	1,999,594
U.S. Treasury Bills 0.043%, 10/19/21(SEGSF)		800,000	799,972
U.S. Treasury Bills 0.042%, 2/17/22(SEGSF)(SEGCCS)		2,000,000	1,999,633
U.S. Treasury Bills 0.042%, 2/3/22(SEGSF)(SEGCCS)		500,000	499,918
U.S. Treasury Bills 0.041%, 3/17/22(SEGSF)(SEGCCS)		2,829,000	2,828,377
U.S. Treasury Bills 0.041%, 2/10/22(SEG)(SEGSF)(SEGCCS)		1,900,000	1,899,687
U.S. Treasury Bills 0.038%, 4/21/22(SEGSF)(SEGCCS)		1,500,000	1,499,579
U.S. Treasury Bills 0.037%, 3/10/22(SEG)(SEGSF)(SEGCCS)		1,700,000	1,699,640

Total short-term investments (cost $46,131,498)			$46,131,042
TOTAL INVESTMENTS

Total investments (cost $262,252,013)			$251,537,316

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $158,968,092) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	10/20/21	$2,398,827	$2,358,231	$(40,596)
		British Pound	Buy	12/15/21	643,988	663,227	(19,239)
		Canadian Dollar	Buy	10/20/21	412,984	422,414	(9,430)
		Euro	Buy	12/15/21	1,593,232	1,635,986	(42,754)
		Hong Kong Dollar	Sell	11/17/21	109,447	109,486	39
		Japanese Yen	Buy	11/17/21	2,986,690	3,020,650	(33,960)
		New Zealand Dollar	Sell	10/20/21	2,017,239	2,034,016	16,777
		Swedish Krona	Buy	12/15/21	212,317	218,852	(6,535)
		Swiss Franc	Buy	12/15/21	303,790	304,689	(899)
	Barclays Bank PLC
		Australian Dollar	Sell	10/20/21	1,301,536	1,319,101	17,565
		British Pound	Buy	12/15/21	196,875	196,060	815
		Canadian Dollar	Buy	10/20/21	57,080	57,718	(638)
		Euro	Sell	12/15/21	2,380,336	2,407,103	26,767
		Japanese Yen	Buy	11/17/21	1,549,805	1,557,766	(7,961)
		New Zealand Dollar	Sell	10/20/21	805,294	810,968	5,674
		Russian Ruble	Buy	12/15/21	773,109	767,245	5,864
		Swiss Franc	Sell	12/15/21	217,898	216,207	(1,691)
	Citibank, N.A.
		Australian Dollar	Buy	10/20/21	131,802	158,324	(26,522)
		British Pound	Sell	12/15/21	1,587,803	1,630,207	42,404
		Canadian Dollar	Buy	10/20/21	1,316,636	1,316,445	191
		Euro	Sell	12/15/21	841,627	863,402	21,775
		Japanese Yen	Buy	11/17/21	1,358,806	1,360,629	(1,823)
		New Zealand Dollar	Sell	10/20/21	979,869	978,586	(1,283)
		Swiss Franc	Sell	12/15/21	390,756	392,801	2,045
	Credit Suisse International
		Australian Dollar	Sell	10/20/21	1,808	4,074	2,266
		British Pound	Sell	12/15/21	584,966	600,559	15,593
		Canadian Dollar	Sell	10/20/21	939,337	949,766	10,429
		Euro	Sell	12/15/21	573,536	587,347	13,811
		New Zealand Dollar	Buy	10/20/21	709,344	723,219	(13,875)
	Goldman Sachs International
		Australian Dollar	Sell	10/20/21	2,831,685	2,949,362	117,677
		British Pound	Buy	12/15/21	2,844,921	2,953,285	(108,364)
		Canadian Dollar	Buy	10/20/21	5,103,670	5,095,543	8,127
		Euro	Buy	12/15/21	6,827,558	6,981,432	(153,874)
		Japanese Yen	Buy	11/17/21	670,685	724,526	(53,841)
		New Zealand Dollar	Sell	10/20/21	1,609,621	1,610,707	1,086
		Norwegian Krone	Sell	12/15/21	439,023	441,121	2,098
		South African Rand	Sell	1/19/22	431,569	435,728	4,159
		Swedish Krona	Buy	12/15/21	1,689,967	1,721,046	(31,079)
		Swiss Franc	Buy	12/15/21	1,533,140	1,552,247	(19,107)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	1,192,943	1,222,120	29,177
		British Pound	Sell	12/15/21	752,734	774,084	21,350
		Canadian Dollar	Buy	10/20/21	496,511	503,826	(7,315)
		Euro	Buy	12/15/21	1,740,096	1,783,077	(42,981)
		Hong Kong Dollar	Sell	11/17/21	331,732	331,850	118
		Japanese Yen	Buy	11/17/21	1,605,947	1,619,290	(13,343)
		New Zealand Dollar	Sell	10/20/21	209,020	219,932	10,912
		Norwegian Krone	Sell	12/15/21	11,638	11,758	120
		Swiss Franc	Buy	12/15/21	12,470	12,710	(240)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	3,049,596	3,122,551	(72,955)
		British Pound	Sell	12/15/21	471,099	449,488	(21,611)
		Canadian Dollar	Sell	10/20/21	53,765	58,295	4,530
		Euro	Buy	12/15/21	4,611,488	4,717,052	(105,564)
		Japanese Yen	Sell	11/17/21	1,636,197	1,648,134	11,937
		New Zealand Dollar	Buy	10/20/21	5,419,133	5,462,558	(43,425)
		Norwegian Krone	Sell	12/15/21	85,801	78,797	(7,004)
		Swedish Krona	Sell	12/15/21	395,225	407,290	12,065
		Swiss Franc	Sell	12/15/21	602,958	614,435	11,477
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/20/21	3,307,054	3,347,216	(40,162)
		British Pound	Buy	12/15/21	2,747,090	2,816,991	(69,901)
		Canadian Dollar	Buy	10/20/21	308,376	304,047	4,329
		Euro	Buy	12/15/21	3,739,583	3,834,510	(94,927)
		Japanese Yen	Buy	11/17/21	1,063,663	1,073,872	(10,209)
		New Zealand Dollar	Sell	10/20/21	3,971,661	3,975,776	4,115
		Norwegian Krone	Buy	12/15/21	1,287,070	1,288,452	(1,382)
		Swedish Krona	Buy	12/15/21	190,143	193,160	(3,017)
		Swiss Franc	Sell	12/15/21	1,299,438	1,326,625	27,187
	NatWest Markets PLC
		Australian Dollar	Buy	10/20/21	1,048,849	1,028,937	19,912
		British Pound	Buy	12/15/21	1,160,904	1,194,468	(33,564)
		Canadian Dollar	Sell	10/20/21	216,715	218,799	2,084
		Euro	Sell	12/15/21	5,295,694	5,423,905	128,211
		Japanese Yen	Sell	11/17/21	634,579	639,808	5,229
		New Zealand Dollar	Sell	10/20/21	4,042,485	4,088,418	45,933
		Norwegian Krone	Buy	12/15/21	428,745	428,907	(162)
		Swedish Krona	Buy	12/15/21	596,626	607,693	(11,067)
		Swiss Franc	Buy	12/15/21	427,198	435,382	(8,184)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/20/21	254,422	293,156	(38,734)
		British Pound	Sell	12/15/21	1,092,449	1,108,463	16,014
		Canadian Dollar	Buy	10/20/21	669,252	613,597	55,655
		Euro	Buy	12/15/21	205,215	183,714	21,501
		Hong Kong Dollar	Sell	11/17/21	3,241,365	3,242,405	1,040
		Japanese Yen	Sell	11/17/21	7,386,787	7,409,996	23,209
		New Zealand Dollar	Sell	10/20/21	428,671	488,125	59,454
		Norwegian Krone	Sell	12/15/21	1,697,455	1,709,527	12,072
		Swedish Krona	Buy	12/15/21	99,055	100,943	(1,888)
		Swiss Franc	Sell	12/15/21	80,086	85,428	5,342
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/20/21	1,471,007	1,513,885	(42,878)
		British Pound	Sell	12/15/21	418,141	441,474	23,333
		Canadian Dollar	Sell	10/20/21	1,118,789	1,130,168	11,379
		Euro	Sell	12/15/21	1,594,625	1,637,240	42,615
		Hong Kong Dollar	Sell	11/17/21	119,416	119,456	40
		Japanese Yen	Buy	11/17/21	1,858,452	1,873,883	(15,431)
		New Zealand Dollar	Sell	10/20/21	1,056,077	1,060,502	4,425
		Norwegian Krone	Buy	12/15/21	2,560,811	2,580,976	(20,165)
		Swedish Krona	Sell	12/15/21	694,447	694,269	(178)
	UBS AG
		Australian Dollar	Sell	10/20/21	1,343,543	1,401,901	58,358
		British Pound	Buy	12/15/21	44,873	59,285	(14,412)
		Canadian Dollar	Buy	10/20/21	1,327,768	1,316,576	11,192
		Euro	Buy	12/15/21	4,119,969	4,222,310	(102,341)
		Hong Kong Dollar	Sell	11/17/21	589,450	589,663	213
		Japanese Yen	Buy	11/17/21	5,101,718	5,156,763	(55,045)
		New Zealand Dollar	Sell	10/20/21	1,830,445	1,835,626	5,181
		Norwegian Krone	Sell	12/15/21	2,637,500	2,659,121	21,621
		Swedish Krona	Buy	12/15/21	3,749,692	3,818,181	(68,489)
		Swiss Franc	Sell	12/15/21	1,396,617	1,418,994	22,377
	WestPac Banking Corp.
		British Pound	Buy	12/15/21	221,939	227,845	(5,906)
		Canadian Dollar	Buy	10/20/21	389,535	393,903	(4,368)
		Euro	Sell	12/15/21	634,787	650,175	15,388
		Japanese Yen	Sell	11/17/21	161,687	163,016	1,329
		New Zealand Dollar	Sell	10/20/21	1,365,120	1,373,238	8,118

	Unrealized appreciation						1,073,704

	Unrealized (depreciation)						(1,530,319)

	Total						$(456,615)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	438	$96,383,953	$96,383,953	Dec-21	$53,764
U.S. Treasury Note Ultra 10 yr (Short)	155	22,513,750	22,513,750	Dec-21	313,610

Unrealized appreciation					367,374

Unrealized (depreciation)					—

Total					$367,374

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/21 (premiums $4,957,930) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$15,045,100	$89,518
Citibank, N.A.
(0.944)/3 month USD-LIBOR-BBA/Oct-26	Oct-21/0.944		7,650,700	4,743
0.944/3 month USD-LIBOR-BBA/Oct-26	Oct-21/0.944		7,650,700	58,910
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	128,399
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	184,890
Goldman Sachs International
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	88,170
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	134,344
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,407,300	20,195
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	27,473
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	56,991
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	80,320
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	127,408
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	153,959
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	416,408
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	1,203,869
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	26,270
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	26,985
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	48,907
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	103,166
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	114,399
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	117,315
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		2,490,200	456,130
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		2,490,200	565,873
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	570,455
NatWest Markets PLC
0.84/6 month GBP-LIBOR-BBA/Sep-23	Sep-22/0.84	GBP	34,143,500	60,266
0.68/6 month GBP-LIBOR-BBA/Sep-23	Sep-22/0.68	GBP	34,143,500	86,949
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$202,900	8,745
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		405,900	91,526
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	149,156
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	176,107

Total				$5,377,846

WRITTEN OPTIONS OUTSTANDING at 9/30/21 (premiums $73,235) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Nov-21/$1.30	$11,397,522	GBP	8,458,900	$17,769
Goldman Sachs International
EUR/USD (Put)	Nov-21/1.14	11,334,802	EUR	9,785,300	16,764
JPMorgan Chase Bank N.A.
EUR/USD (Put)	Oct-21/1.15	11,334,802	EUR	9,785,300	27,725
UBS AG
NZD/USD (Put)	Nov-21/0.66	8,526,375	NZD	12,350,800	19,056

Total					$81,314

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	$(158,537)	$369,319
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	230,652
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	170,867
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$2,832,600	(202,814)	165,254
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	91,766
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	89,103
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	78,380
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		$10,000,600	(483,029)	56,503
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		3,500,200	(172,160)	40,147
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	26,833
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		20,100,300	(24,120)	1,608
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(29,145)	(747)
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	(8,848)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		4,020,100	(52,261)	(31,276)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(49,675)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$1,442,500	(105,303)	(62,229)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(68,922)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,717,500	(223,704)	(106,468)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(114,607)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		17,185,600	(158,537)	(156,733)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	(236,274)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(605,680)	(444,377)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		2,010,000	56,280	23,698
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	21,756
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		40,200,700	13,065	5,628
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		20,001,300	274,518	(1,200)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		5,000,300	78,005	(11,901)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	(55,987)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	65,627
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		$1,909,000	(231,275)	27,356
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	(30,773)
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(46,078)
Citibank, N.A.
(1.529)/3 month USD-LIBOR-BBA/Sep-32 (Purchased)	Sep-22/1.529		$18,791,000	(499,469)	187,722
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	37,968
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		2,417,200	(59,288)	30,626
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	27,227
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	16,545
1.624/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.624		8,175,400	(117,726)	13,408
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	8,237
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	(303)
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	(8,189)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	(14,158)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	(17,318)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	(18,972)
(1.624)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.624		8,175,400	(117,726)	(20,766)
1.1635/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-21/1.1635		18,791,000	(85,969)	(57,125)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(60,008)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	86,736
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	21,029
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	18,981
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	12,283
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	(1,441)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(7,338)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	(11,909)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(22,007)
1.3075/3 month USD-LIBOR-BBA/Dec-26 (Written)	Dec-21/1.3075		31,674,800	67,309	(24,706)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		11,602,400	61,493	(31,907)
1.849/3 month USD-LIBOR-BBA/Sep-32 (Written)	Sep-22/1.849		37,582,000	565,211	(253,679)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	29,535
(1.383)/3 month USD-LIBOR-BBA/Oct-31 (Purchased)	Oct-21/1.383		3,906,300	(32,071)	26,680
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	12
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		$1,089,200	(99,880)	(8,158)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	(9,552)
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	(9,988)
1.383/3 month USD-LIBOR-BBA/Oct-31 (Purchased)	Oct-21/1.383		$3,906,300	(32,071)	(30,352)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(42,177)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	28,450
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	8,879
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	(493)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	(12,263)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		$6,473,300	94,510	(33,402)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		5,223,200	108,120	(47,009)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	289,835
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	175,569
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	44,161
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(112,085)	43,254
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	33,639
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,208,400	(69,846)	30,790
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	19,873
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	1,952
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	(13,449)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(17,239)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(26,877)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(31,116)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(77,793)	(51,598)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(56,541)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(88,397)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(411,744)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	77,792
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	66,454
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	55,216
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	(59,742)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(77,523)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(95,202)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	199,475
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	33,901
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(70,057)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(93,758)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	134,345
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(80,305)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	43,595
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	9,816
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	5,952
1.60/3 month CAD-BA-CDOR/Oct-26 (Purchased)	Oct-21/1.60	CAD	2,867,500	(8,633)	2,101
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		$487,500	(34,003)	(4,729)
(1.60)/3 month CAD-BA-CDOR/Oct-26 (Purchased)	Oct-21/1.60	CAD	2,867,500	(8,633)	(5,026)
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		$1,406,300	(73,549)	(6,455)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	(53,720)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,267,400	34,537	19,353
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	13,430
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,267,400	34,537	634
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	(3,341)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	60,300
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	56,869
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	49,437
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	46,927
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	39,526
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	36,683
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	36,304
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	24,191
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	15,788
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	14,351
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	8,226
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		4,095,900	(190,459)	2,703
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	1,589
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(1,466)
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$4,095,900	(190,459)	(7,455)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(23,506)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	(24,862)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	(26,525)
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	(26,781)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	(27,353)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(29,862)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,960,900	(53,696)	(34,391)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(34,604)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	(39,616)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	(40,113)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	(40,792)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	3,407,900	(207,148)	(58,897)
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	3,407,900	136,324	38,962
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	33,818
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	3,407,900	88,369	24,277
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	18,836
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(6,601)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	(53,745)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	50,893
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	37,934
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	25,133
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	11,190
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	(14,643)
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	(15,266)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	(27,001)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	(35,882)

Unrealized appreciation					3,953,889

Unrealized (depreciation)					(3,985,495)

Total					$(31,606)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/21 (proceeds receivable $21,397,890) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 10/1/51	$2,000,000	10/14/21	$2,093,045
Uniform Mortgage-Backed Securities, 2.50%, 10/1/51	4,000,000	10/14/21	4,124,532
Uniform Mortgage-Backed Securities, 2.00%, 11/1/51	6,000,000	11/10/21	6,004,359
Uniform Mortgage-Backed Securities, 2.00%, 10/1/51	9,000,000	10/14/21	9,023,062

Total			$21,244,998

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,033,600	$462,412		$(121,612)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$352,426
		3,717,300	169,137		(752)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	199,188
		1,061,300	208,439	(E)	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(208,476)
		700,900	24,209	(E)	(16)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	24,193
		2,674,400	164,529		(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(182,857)
		1,684,700	31,757	(E)	(19)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	31,738
		140,900	14,477	(E)	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,482)
		742,900	65,650	(E)	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(65,675)
		774,100	37,459		(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(40,278)
		1,032,500	8,064	(E)	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,099)
		1,380,600	87,282	(E)	(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	87,234
		25,783,200	12,892		(72,255)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	90,048
		26,814,500	21,452		(71,536)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	121,777
		118,200	1,537	(E)	(4)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,541)
		65,300	24	(E)	(2)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	21
		527,900	74,862	(E)	(18)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	74,844
		52,366,500	9,950		(197)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(133,714)
		2,990,500	375,816	(E)	(102)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(375,918)
		252,600	29,165	(E)	(9)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	29,157
		610,000	144,058	(E)	(21)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	144,037
		623,100	170,387	(E)	(21)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	170,365
		1,046,400	58,630	(E)	(15)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(58,645)
		4,033,600	457,935		(537,890)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	(67,568)
		403,700	18,009	(E)	(5)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(18,014)
		228,700	21,775	(E)	(3)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(21,778)
		1,162,600	93,473	(E)	(16)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	93,457
		202,300	15,229	(E)	(4)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(15,233)
		161,800	12,264	(E)	(3)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(12,268)
		203,700	16,457	(E)	(4)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(16,461)
		45,200	3,524	(E)	(1)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(3,525)
		7,724,800	156,195		(62)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(153,554)
		3,565,200	243,824		(47)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(239,991)
		4,619,400	99,825		(44)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	99,075
		5,496,500	121,967		(44)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(120,877)
		2,048,400	342,124	(E)	159,105	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(183,018)
		7,026,600	153,883		(66)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	144,545
		12,783,400	6,008		(48)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	6,471
		7,427,700	143,132		(60)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	130,983
		5,923,000	123,909		(89,171)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	29,582
		3,326,000	208,108		(16,260)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	181,613
		5,571,000	876,820		(15,012)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	833,695
		2,625,300	127,065		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(119,519)
		2,152,800	115,713		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	109,941
		7,427,700	133,401		(60)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	121,503
		809,500	100,248		(28)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	97,207
		9,844,300	30,222		(62)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,347
		10,688,100	743,250		(204)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(708,448)
		7,594,500	157,738		(61)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(148,692)
		1,501,100	71,197		(21)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(67,127)
		168,000	12,711		(6)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(12,186)
		168,000	11,238		(6)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(10,698)
		7,147,800	114,865		(58)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	108,155
		1,065,000	46,519		(36)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	(43,121)
		1,384,900	42,613		(20)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	35,533
		1,340,200	44,012		(19)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	41,063
		3,722,800	13,030		11,119	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	22,220
		1,500,000	55,545		(20)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	53,013
		10,531,600	61,083	(E)	(59)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	61,025
		1,200,000	36,372		(16)	2/4/31	1.153% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	34,405
		602,000	27,632		(21)	2/4/51	3 month USD-LIBOR-BBA — Quarterly	1.635% — Semiannually	(26,214)
		4,366,000	102,557		(58)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	(95,658)
		7,445,600	120,395		(16,999)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	101,196
		1,504,000	24,079		(12)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	23,101
		1,230,000	31,181		(16)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	29,497
		3,602,000	38,145		(48)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	(32,817)
		2,976,000	34,849		(39)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,940
		2,617,000	16,670		(35)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,156
		1,063,000	2,105		(14)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,317)
		4,500,000	14,310		(60)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	18,501
		3,722,800	8,711		(49)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(11,092)
		840,100	26,396	(E)	(13)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(26,409)
		4,708,400	7,581		(44)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,938)
		7,445,600	19,656		(70)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(53,569)
		3,370,100	70,604		(45)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	96,584
		1,263,800	90,261		(43)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(102,353)
		3,722,800	66,973		(49)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(94,184)
		3,917,300	30,124		(52)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	54,595
		3,722,800	21,890		(49)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	43,060
		246,000	893		(3)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,342)
		3,722,800	46,014		(49)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	67,538
		2,361,000	22,052		(31)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,908)
		7,834,600	55,547		(74)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	(34,403)
		1,552,800	15,217		(22)	9/1/31	1.63% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,194)
		895,100	8,495		(13)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,409)
		3,722,800	15,189		(49)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	31,874
		267,300	8,161	(E)	(9)	6/11/51	2.232% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,170)
		2,865,000	4,097		(11)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(2,345)
		2,428,000	10,950		(32)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	(543)
		2,480,000	11,904		(33)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	942
		3,722,800	22,411		(49)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	(7,872)
		1,071,000	503		(14)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,003)
		4,059,000	17,129		(54)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	(1,964)
		5,360,500	22,514		(51)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	9,602
		582,000	2,910		(8)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	(1,101)
		7,157,200	20,971		(68)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	7,014
		2,561,300	14,266		(34)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	(6,541)
		3,003,500	16,159		(40)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	(7,762)
		2,553,000	52,949		(34)	7/27/31	3 month USD-LIBOR-BBA — Quarterly	1.2975% — Semiannually	(47,697)
		15,732,600	174,632		(149)	8/4/26	3 month USD-LIBOR-BBA — Quarterly	0.806% — Semiannually	(157,840)
		2,709,000	128,325		(92)	7/29/51	3 month USD-LIBOR-BBA — Quarterly	1.6295% — Semiannually	(121,562)
		4,360,000	180,373		(149)	8/3/51	1.65537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	169,438
		2,025,000	115,182		(69)	8/11/51	1.591% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	111,003
		2,930,000	58,278		(39)	8/10/31	3 month USD-LIBOR-BBA — Quarterly	1.31% — Semiannually	(53,422)
		3,656,300	76,673		(48)	8/18/31	3 month USD-LIBOR-BBA — Quarterly	1.30% — Semiannually	(71,600)
		1,367,100	30,022		(18)	8/20/31	1.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	28,204
		1,393,600	40,108	(E)	(20)	8/23/33	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	40,088
		10,188,500	88,538		(96)	9/2/26	0.873% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	82,259
		5,729,300	47,954		(54)	9/1/26	0.879% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	44,276
		1,527,700	31,700	(E)	(22)	9/1/33	1.66% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	31,678
		2,779,000	52,134		(39)	10/1/31	1.333% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	52,095
		71,722,000	661,994	(E)	(773,326)	12/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(111,332)
		99,357,000	168,907	(E)	176,526	12/15/23	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	7,619
		450,000	9,486	(E)	10,920	12/15/31	3 month USD-LIBOR-BBA — Quarterly	1.35% — Semiannually	1,434
		5,070,000	233,828	(E)	225,068	12/15/51	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(8,760)
		2,671,900	40,934		(35)	9/13/31	1.366% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	39,226
		211,600	3,422		(3)	9/14/31	3 month USD-LIBOR-BBA — Quarterly	1.357% — Semiannually	(3,300)
		4,007,000	83,306	(E)	(25,406)	12/15/31	1.10% — Annually	Secured Overnight Financing Rate — Annually	57,900
		960,100	17,627	(E)	(14)	9/15/32	3 month USD-LIBOR-BBA — Quarterly	1.529% — Semiannually	(17,641)
		2,462,000	47,640		(33)	9/17/31	1.324% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	46,454
		5,701,500	24,117	(E)	(54)	12/21/26	1.0575% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,064
		1,890,000	31,223		(25)	9/23/31	1.355% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,683
		1,047,000	13,381		(14)	9/27/31	1.3955% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	13,220
		15,405,000	17,254	(E)	(145)	10/5/26	1.046% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,108
		1,218,000	3,069		(42)	9/30/51	1.8375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,169)
		3,108,000	2,300		(106)	9/30/51	3 month USD-LIBOR-BBA — Quarterly	1.824% — Semiannually	(2,260)
		7,406,900	39,479	(E)	(98)	10/7/31	1.59% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,577)
	AUD	53,800	2,164	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,164
	AUD	181,000	9,992	(E)	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,990
	AUD	67,200	4,029	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	4,029
	AUD	104,900	6,438	(E)	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,437
	AUD	391,500	30,307	(E)	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	30,303
	AUD	25,100	2,533	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	2,532
	AUD	1,200,000	20,552		(13)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	28,389
	AUD	4,500,000	94,508	(E)	16,683	12/15/31	6 month AUD-BBR-BBSW — Semiannually	1.395% — Semiannually	(77,825)
	CAD	3,803,000	87,163	(E)	16,955	12/15/31	3 month CAD-BA-CDOR — Semiannually	1.70% — Semiannually	(70,209)
	CHF	1,204,000	14,715	(E)	14,691	12/15/31	0.05% plus Swiss Average Rate Overnight — Annually	—	(25)
	EUR	347,600	104,035	(E)	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(104,048)
	EUR	472,900	128,258		(18)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	133,301
	EUR	522,000	127,474		(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(132,033)
	EUR	528,600	119,809		(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(124,210)
	EUR	653,200	127,848		(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(132,371)
	EUR	636,800	161,520	(E)	(24)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	161,496
	EUR	679,000	118,922		(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(124,701)
	EUR	503,000	83,704	(E)	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(83,723)
	EUR	458,800	58,895		(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(62,303)
	EUR	307,000	29,338		(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(31,339)
	EUR	1,018,300	21,055	(E)	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	21,016
	EUR	614,700	69,673	(E)	(23)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(69,696)
	EUR	864,500	72,831		(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	70,676
	EUR	3,365,700	102,808		(127)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	119,909
	EUR	401,600	54,707	(E)	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	54,692
	EUR	189,700	48,538	(E)	(7)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	48,531
	EUR	1,164,500	76,469	(E)	(25)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(76,494)
	EUR	550,400	33,790	(E)	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	33,778
	EUR	766,600	46,655	(E)	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	46,637
	EUR	262,300	15,967	(E)	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	15,960
	EUR	746,600	6,339		(30)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	9,650
	EUR	730,000	2,266		(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(4,073)
	EUR	683,800	6,392		(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	5,370
	EUR	4,710,000	93,349	(E)	23,887	12/15/31	6 month EUR-EURIBOR-REUTERS — Semiannually	0.02% — Annually	(69,463)
	EUR	255,600	11,929	(E)	(10)	9/14/52	6 month EUR-EURIBOR-REUTERS — Semiannually	0.374% — Annually	(11,939)
	GBP	477,400	9,089		(9)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	(7,372)
	GBP	230,000	8,541	(E)	(1,073)	12/15/31	0.6525% — Annually	Sterling Overnight Index Average — Annually	7,468
	JPY	39,192,500	21,344	(E)	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(21,355)
	JPY	81,219,900	6,656		(6,405)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	197
	JPY	49,066,800	21,206	(E)	(15)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	21,191
	NOK	10,288,000	30,964	(E)	(3,388)	12/15/31	1.63% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	27,576
	NZD	2,341,000	41,534	(E)	8,272	12/15/31	3 month NZD-BBR-FRA — Quarterly	2.03% — Semiannually	(33,262)
	SEK	13,752,000	42,869	(E)	(6,896)	12/15/31	0.65% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	35,996

	Total				$(1,099,843)				$247,026
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$876,885	$870,584	$—	9/29/25	(0.0165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020-01, 9/22/25 — Annually	$(5,306)
854,414	846,463	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 7/10/24 — Quarterly	(8,985)

Upfront premium received		—	Unrealized appreciation			—

Upfront premium (paid)		—	Unrealized (depreciation)			(14,291)

	Total	$—			Total	$(14,291)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	5,511,000	$811,236	$(102)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$811,135
EUR	5,511,000	806,129	(102)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	806,028
EUR	2,753,000	743,086	(98)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	742,988
EUR	1,558,000	45,515	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	45,515
EUR	1,699,000	15,567	(20)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	15,547
EUR	1,699,000	15,154	(20)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	15,134
EUR	1,699,000	15,036	(20)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	15,016
EUR	1,699,000	14,898	(20)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	14,878
EUR	1,558,000	32,629	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(32,629)
EUR	2,753,000	1,146,136	(130)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,146,266)
EUR	5,511,000	1,524,803	(196)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,524,998)
EUR	5,511,000	1,531,952	(196)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,532,148)
GBP	3,154,000	40,075	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(40,142)
GBP	883,000	45,806	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(45,826)
GBP	1,892,000	104,444	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(104,488)
GBP	2,460,000	121,215	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(121,272)
GBP	3,493,000	122,227	(46)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(122,273)
GBP	3,532,000	212,109	(83)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(212,193)
	$25,190,000	21,915	93	9/14/26	2.783% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	22,008
	16,571,000	93,792	(300)	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(94,094)

Total			$(1,429)				$(2,488,080)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$5,468	$80,000	$22,760	5/11/63	300 bp — Monthly	$(17,252)
	CMBX NA BBB-.6 Index	B+/P	10,546	175,000	49,788	5/11/63	300 bp — Monthly	(39,154)
	CMBX NA BBB-.6 Index	B+/P	21,545	349,000	99,291	5/11/63	300 bp — Monthly	(77,571)
	CMBX NA BBB-.6 Index	B+/P	20,577	361,000	102,705	5/11/63	300 bp — Monthly	(81,947)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	5,899	39,000	4,079	5/11/63	200 bp — Monthly	1,832
	CMBX NA A.6 Index	BBB+/P	4,583	39,000	4,079	5/11/63	200 bp — Monthly	516
	CMBX NA A.6 Index	BBB+/P	5,202	41,000	4,289	5/11/63	200 bp — Monthly	927
	CMBX NA A.6 Index	BBB+/P	7,076	51,000	5,335	5/11/63	200 bp — Monthly	1,759
	CMBX NA A.6 Index	BBB+/P	12,350	80,000	8,368	5/11/63	200 bp — Monthly	4,009
	CMBX NA A.6 Index	BBB+/P	14,740	88,000	9,205	5/11/63	200 bp — Monthly	5,565
	CMBX NA A.6 Index	BBB+/P	35,578	214,000	22,384	5/11/63	200 bp — Monthly	13,264
	CMBX NA A.6 Index	BBB+/P	38,559	218,000	22,803	5/11/63	200 bp — Monthly	15,829
	CMBX NA BB.11 Index	BB-/P	57,630	102,000	8,588	11/18/54	500 bp — Monthly	49,127
	CMBX NA BB.13 Index	BB-/P	10,497	105,000	9,986	12/16/72	500 bp — Monthly	599
	CMBX NA BB.13 Index	BB-/P	10,661	117,000	11,127	12/16/72	500 bp — Monthly	(368)
	CMBX NA BB.13 Index	BB-/P	17,931	190,000	18,069	12/16/72	500 bp — Monthly	20
	CMBX NA BB.13 Index	BB-/P	32,549	357,000	33,951	12/16/72	500 bp — Monthly	(1,104)
	CMBX NA BB.6 Index	B-/P	165,112	1,109,617	499,106	5/11/63	500 bp — Monthly	(333,067)
	CMBX NA BB.7 Index	B/P	46,032	902,000	304,064	1/17/47	500 bp — Monthly	(257,280)
	CMBX NA BB.9 Index	B+/P	2,240	11,000	2,278	9/17/58	500 bp — Monthly	(29)
	CMBX NA BB.9 Index	B+/P	15,521	76,000	15,740	9/17/58	500 bp — Monthly	(155)
	CMBX NA BBB-.12 Index	BBB-/P	41,215	260,000	12,012	8/17/61	300 bp — Monthly	29,333
	CMBX NA BBB-.14 Index	BBB-/P	312	10,000	343	12/16/72	300 bp — Monthly	(26)
	CMBX NA BBB-.14 Index	BBB-/P	5,489	168,000	5,762	12/16/72	300 bp — Monthly	(189)
	CMBX NA BBB-.14 Index	BBB-/P	8,225	268,000	9,192	12/16/72	300 bp — Monthly	(833)
	CMBX NA BBB-.10 Index	BB+/P	12,109	111,000	9,713	11/17/59	300 bp — Monthly	2,452
	CMBX NA BBB-.11 Index	BBB-/P	689	11,000	488	11/18/54	300 bp — Monthly	206
	CMBX NA BBB-.12 Index	BBB-/P	1,460	35,000	1,617	8/17/61	300 bp — Monthly	(140)
	CMBX NA BBB-.12 Index	BBB-/P	4,715	80,000	3,696	8/17/61	300 bp — Monthly	1,059
	CMBX NA BBB-.14 Index	BBB-/P	813	25,000	858	12/16/72	300 bp — Monthly	(32)
	CMBX NA BBB-.14 Index	BBB-/P	2,411	57,000	1,955	12/16/72	300 bp — Monthly	484
	CMBX NA BBB-.14 Index	BBB-/P	4,750	95,000	3,259	12/16/72	300 bp — Monthly	1,539
	CMBX NA BBB-.14 Index	BBB-/P	6,793	149,000	5,111	12/16/72	300 bp — Monthly	1,757
	CMBX NA BBB-.6 Index	B+/P	3,825	58,000	16,501	5/11/63	300 bp — Monthly	(12,647)
	CMBX NA BBB-.6 Index	B+/P	16,675	58,000	16,501	5/11/63	300 bp — Monthly	203
	CMBX NA BBB-.6 Index	B+/P	16,675	58,000	16,501	5/11/63	300 bp — Monthly	203
	CMBX NA BBB-.6 Index	B+/P	4,145	63,000	17,924	5/11/63	300 bp — Monthly	(13,747)
	CMBX NA BBB-.6 Index	B+/P	34,148	116,000	33,002	5/11/63	300 bp — Monthly	1,204
	CMBX NA BBB-.6 Index	B+/P	10,756	158,000	44,951	5/11/63	300 bp — Monthly	(34,116)
	CMBX NA BBB-.6 Index	B+/P	242,680	3,811,000	1,084,230	5/11/63	300 bp — Monthly	(839,644)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	22,204	166,000	55,959	1/17/47	500 bp — Monthly	(33,616)
	CMBX NA BBB-.6 Index	B+/P	8,950	81,000	23,045	5/11/63	300 bp — Monthly	(14,054)
	CMBX NA BBB-.6 Index	B+/P	19,778	179,000	50,926	5/11/63	300 bp — Monthly	(31,058)
	CMBX NA BBB-.6 Index	B+/P	667,321	7,102,000	2,020,519	5/11/63	300 bp — Monthly	(1,349,647)
	CMBX NA BBB-.7 Index	BB-/P	13,231	179,000	32,345	1/17/47	300 bp — Monthly	(19,025)
	CMBX NA BBB-.7 Index	BB-/P	34,676	528,000	95,410	1/17/47	300 bp — Monthly	(60,470)
	Goldman Sachs International
	CMBX NA BBB-.6 Index	B+/P	13,478	87,000	24,752	5/11/63	300 bp — Monthly	(11,230)
	CMBX NA BB.13 Index	BB-/P	192	2,000	190	12/16/72	500 bp — Monthly	4
	CMBX NA BB.6 Index	B-/P	48,449	108,937	49,000	5/11/63	500 bp — Monthly	(460)
	CMBX NA BB.9 Index	B+/P	21,836	54,000	11,183	9/17/58	500 bp — Monthly	10,698
	CMBX NA BBB-.13 Index	BBB-/P	105	1,000	50	12/16/72	300 bp — Monthly	56
	CMBX NA BBB-.13 Index	BBB-/P	677	4,000	199	12/16/72	300 bp — Monthly	480
	CMBX NA BBB-.13 Index	BBB-/P	1,425	9,000	448	12/16/72	300 bp — Monthly	981
	CMBX NA BBB-.13 Index	BBB-/P	1,013	17,000	847	12/16/72	300 bp — Monthly	175
	CMBX NA BBB-.13 Index	BBB-/P	1,315	18,000	896	12/16/72	300 bp — Monthly	428
	CMBX NA BBB-.13 Index	BBB-/P	4,545	29,000	1,444	12/16/72	300 bp — Monthly	3,115
	CMBX NA BBB-.13 Index	BBB-/P	2,780	47,000	2,341	12/16/72	300 bp — Monthly	463
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	44	11/18/54	300 bp — Monthly	20
	CMBX NA BBB-.13 Index	BBB-/P	754	12,000	598	12/16/72	300 bp — Monthly	163
	CMBX NA BBB-.13 Index	BBB-/P	3,129	68,000	3,386	12/16/72	300 bp — Monthly	(224)
	CMBX NA BBB-.13 Index	BBB-/P	4,435	69,000	3,436	12/16/72	300 bp — Monthly	1,033
	CMBX NA BBB-.14 Index	BBB-/P	872	23,000	789	12/16/72	300 bp — Monthly	94
	CMBX NA BBB-.14 Index	BBB-/P	1,008	35,000	1,201	12/16/72	300 bp — Monthly	(175)
	CMBX NA BBB-.14 Index	BBB-/P	2,266	51,000	1,749	12/16/72	300 bp — Monthly	543
	CMBX NA BBB-.14 Index	BBB-/P	1,959	68,000	2,332	12/16/72	300 bp — Monthly	(340)
	CMBX NA BBB-.14 Index	BBB-/P	4,731	103,000	3,533	12/16/72	300 bp — Monthly	1,250
	CMBX NA BBB-.6 Index	B+/P	420	5,000	1,423	5/11/63	300 bp — Monthly	(1,000)
	CMBX NA BBB-.6 Index	B+/P	1,607	12,000	3,414	5/11/63	300 bp — Monthly	(1,801)
	CMBX NA BBB-.6 Index	B+/P	1,597	12,000	3,414	5/11/63	300 bp — Monthly	(1,811)
	CMBX NA BBB-.6 Index	B+/P	1,947	22,000	6,259	5/11/63	300 bp — Monthly	(4,301)
	CMBX NA BBB-.6 Index	B+/P	3,254	28,000	7,966	5/11/63	300 bp — Monthly	(4,698)
	CMBX NA BBB-.6 Index	B+/P	2,849	36,000	10,242	5/11/63	300 bp — Monthly	(7,375)
	CMBX NA BBB-.6 Index	B+/P	6,209	59,000	16,786	5/11/63	300 bp — Monthly	(10,547)
	CMBX NA BBB-.6 Index	B+/P	5,920	59,000	16,786	5/11/63	300 bp — Monthly	(10,836)
	CMBX NA BBB-.6 Index	B+/P	6,856	62,000	17,639	5/11/63	300 bp — Monthly	(10,752)
	CMBX NA BBB-.6 Index	B+/P	5,978	69,000	19,631	5/11/63	300 bp — Monthly	(13,618)
	CMBX NA BBB-.6 Index	B+/P	4,769	70,000	19,915	5/11/63	300 bp — Monthly	(15,111)
	CMBX NA BBB-.6 Index	B+/P	8,842	79,000	22,476	5/11/63	300 bp — Monthly	(13,594)
	CMBX NA BBB-.6 Index	B+/P	9,574	87,000	24,752	5/11/63	300 bp — Monthly	(15,134)
	CMBX NA BBB-.6 Index	B+/P	8,117	94,000	26,743	5/11/63	300 bp — Monthly	(18,579)
	CMBX NA BBB-.6 Index	B+/P	26,280	96,000	27,312	5/11/63	300 bp — Monthly	(984)
	CMBX NA BBB-.6 Index	B+/P	16,293	98,000	27,881	5/11/63	300 bp — Monthly	(11,539)
	CMBX NA BBB-.6 Index	B+/P	8,608	102,000	29,019	5/11/63	300 bp — Monthly	(20,360)
	CMBX NA BBB-.6 Index	B+/P	13,886	102,000	29,019	5/11/63	300 bp — Monthly	(15,082)
	CMBX NA BBB-.6 Index	B+/P	5,606	111,000	31,580	5/11/63	300 bp — Monthly	(25,918)
	CMBX NA BBB-.6 Index	B+/P	16,916	113,000	32,149	5/11/63	300 bp — Monthly	(15,176)
	CMBX NA BBB-.6 Index	B+/P	16,910	115,000	32,718	5/11/63	300 bp — Monthly	(15,750)
	CMBX NA BBB-.6 Index	B+/P	13,259	119,000	33,856	5/11/63	300 bp — Monthly	(20,537)
	CMBX NA BBB-.6 Index	B+/P	13,360	123,000	34,994	5/11/63	300 bp — Monthly	(21,572)
	CMBX NA BBB-.6 Index	B+/P	13,309	123,000	34,994	5/11/63	300 bp — Monthly	(21,623)
	CMBX NA BBB-.6 Index	B+/P	10,717	127,000	36,132	5/11/63	300 bp — Monthly	(25,351)
	CMBX NA BBB-.6 Index	B+/P	10,857	131,000	37,270	5/11/63	300 bp — Monthly	(26,347)
	CMBX NA BBB-.6 Index	B+/P	13,452	134,000	38,123	5/11/63	300 bp — Monthly	(24,604)
	CMBX NA BBB-.6 Index	B+/P	6,776	139,000	39,546	5/11/63	300 bp — Monthly	(32,700)
	CMBX NA BBB-.6 Index	B+/P	15,957	143,000	40,684	5/11/63	300 bp — Monthly	(24,655)
	CMBX NA BBB-.6 Index	B+/P	15,957	143,000	40,684	5/11/63	300 bp — Monthly	(24,655)
	CMBX NA BBB-.6 Index	B+/P	21,242	153,000	43,529	5/11/63	300 bp — Monthly	(22,210)
	CMBX NA BBB-.6 Index	B+/P	17,887	160,000	45,520	5/11/63	300 bp — Monthly	(27,553)
	CMBX NA BBB-.6 Index	B+/P	8,601	166,000	47,227	5/11/63	300 bp — Monthly	(38,543)
	CMBX NA BBB-.6 Index	B+/P	25,922	172,000	48,934	5/11/63	300 bp — Monthly	(22,926)
	CMBX NA BBB-.6 Index	B+/P	9,024	173,000	49,219	5/11/63	300 bp — Monthly	(40,108)
	CMBX NA BBB-.6 Index	B+/P	47,281	178,000	50,641	5/11/63	300 bp — Monthly	(3,271)
	CMBX NA BBB-.6 Index	B+/P	20,787	192,000	54,624	5/11/63	300 bp — Monthly	(33,741)
	CMBX NA BBB-.6 Index	B+/P	23,498	193,000	54,909	5/11/63	300 bp — Monthly	(31,314)
	CMBX NA BBB-.6 Index	B+/P	10,604	207,000	58,892	5/11/63	300 bp — Monthly	(48,184)
	CMBX NA BBB-.6 Index	B+/P	31,126	222,000	63,159	5/11/63	300 bp — Monthly	(31,922)
	CMBX NA BBB-.6 Index	B+/P	11,031	228,000	64,866	5/11/63	300 bp — Monthly	(53,721)
	CMBX NA BBB-.6 Index	B+/P	11,359	229,000	65,151	5/11/63	300 bp — Monthly	(53,677)
	CMBX NA BBB-.6 Index	B+/P	30,867	280,000	79,660	5/11/63	300 bp — Monthly	(48,653)
	CMBX NA BBB-.6 Index	B+/P	32,901	315,000	89,618	5/11/63	300 bp — Monthly	(56,559)
	CMBX NA BBB-.7 Index	BB-/P	151,525	2,050,000	370,435	1/17/47	300 bp — Monthly	(217,885)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	8,906	111,000	25,930	5/11/63	500 bp — Monthly	(16,931)
	CMBX NA BB.6 Index	B-/P	289,832	542,758	244,132	5/11/63	500 bp — Monthly	46,153
	CMBX NA BBB-.13 Index	BBB-/P	1,468	16,000	797	12/16/72	300 bp — Monthly	679
	CMBX NA BBB-.13 Index	BBB-/P	4,189	23,000	1,145	12/16/72	300 bp — Monthly	3,055
	CMBX NA BBB-.6 Index	B+/P	2,246,548	7,027,000	1,999,182	5/11/63	300 bp — Monthly	250,880
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	5,703	49,166	22,115	5/11/63	500 bp — Monthly	(16,371)
	CMBX NA BBB-.6 Index	B+/P	418,453	1,553,000	441,829	5/11/63	300 bp — Monthly	(22,599)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	BBB+/P	31,775	205,000	21,443	5/11/63	200 bp — Monthly	10,400
	CMBX NA BB.13 Index	BB-/P	820	9,000	856	12/16/72	500 bp — Monthly	(28)
	CMBX NA BB.13 Index	BB-/P	3,577	39,000	3,709	12/16/72	500 bp — Monthly	(99)
	CMBX NA BB.13 Index	BB-/P	4,218	44,000	4,184	12/16/72	500 bp — Monthly	70
	CMBX NA BB.13 Index	BB-/P	5,481	57,000	5,421	12/16/72	500 bp — Monthly	108
	CMBX NA BB.13 Index	BB-/P	6,096	66,000	6,277	12/16/72	500 bp — Monthly	(125)
	CMBX NA BB.13 Index	BB-/P	6,232	67,000	6,372	12/16/72	500 bp — Monthly	(84)
	CMBX NA BB.13 Index	BB-/P	15,587	162,000	15,406	12/16/72	500 bp — Monthly	316
	CMBX NA BB.13 Index	BB-/P	24,422	266,000	25,297	12/16/72	500 bp — Monthly	(653)
	CMBX NA BB.6 Index	B-/P	7,658	60,735	27,319	5/11/63	500 bp — Monthly	(19,609)
	CMBX NA BB.6 Index	B-/P	35,608	139,787	62,876	5/11/63	500 bp — Monthly	(27,151)
	CMBX NA BB.6 Index	B-/P	98,879	224,623	101,035	5/11/63	500 bp — Monthly	(1,968)
	CMBX NA BB.6 Index	B-/P	105,000	241,011	108,407	5/11/63	500 bp — Monthly	(3,206)
	CMBX NA BB.6 Index	B-/P	71,706	280,537	126,186	5/11/63	500 bp — Monthly	(54,246)
	CMBX NA BB.9 Index	B+/P	1,602	4,000	828	9/17/58	500 bp — Monthly	777
	CMBX NA BBB-.13 Index	BBB-/P	769	13,000	647	12/16/72	300 bp — Monthly	128
	CMBX NA BBB-.13 Index	BBB-/P	2,388	26,000	1,295	12/16/72	300 bp — Monthly	1,107
	CMBX NA BBB-.12 Index	BBB-/P	1,945	33,000	1,525	8/17/61	300 bp — Monthly	437
	CMBX NA BBB-.12 Index	BBB-/P	5,925	138,000	6,376	8/17/61	300 bp — Monthly	(382)
	CMBX NA BBB-.13 Index	BBB-/P	328	5,000	249	12/16/72	300 bp — Monthly	81
	CMBX NA BBB-.14 Index	BBB-/P	259	6,000	206	12/16/72	300 bp — Monthly	56
	CMBX NA BBB-.6 Index	B+/P	7,485	114,000	32,433	5/11/63	300 bp — Monthly	(24,891)
	CMBX NA BBB-.6 Index	B+/P	7,592	115,000	32,718	5/11/63	300 bp — Monthly	(25,068)
	CMBX NA BBB-.6 Index	B+/P	37,321	141,000	40,115	5/11/63	300 bp — Monthly	(2,723)
	CMBX NA BBB-.6 Index	B+/P	51,046	194,000	55,193	5/11/63	300 bp — Monthly	(4,050)
	CMBX NA BBB-.6 Index	B+/P	120,750	350,000	99,575	5/11/63	300 bp — Monthly	21,350
	CMBX NA BBB-.6 Index	B+/P	408,926	6,172,500	1,756,076	5/11/63	300 bp — Monthly	(1,344,476)

Upfront premium received			6,617,605		Unrealized appreciation			486,987

Upfront premium (paid)			—		Unrealized (depreciation)			(5,980,537)

	Total		$6,617,605				Total	$(5,493,550)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(67,991)	$282,000	$65,875	11/17/59	(500 bp) — Monthly	$(2,386)
	CMBX NA BB.10 Index	(39,270)	154,000	35,974	11/17/59	(500 bp) — Monthly	(3,424)
	CMBX NA BB.10 Index	(10,541)	101,000	23,594	11/17/59	(500 bp) — Monthly	12,969
	CMBX NA BB.10 Index	(9,210)	84,000	19,622	11/17/59	(500 bp) — Monthly	10,342
	CMBX NA BB.11 Index	(5,960)	46,000	3,873	11/18/54	(500 bp) — Monthly	(2,125)
	CMBX NA BB.11 Index	(2,075)	40,000	3,368	11/18/54	(500 bp) — Monthly	1,260
	CMBX NA BB.11 Index	(1,508)	16,000	1,347	11/18/54	(500 bp) — Monthly	(174)
	CMBX NA BB.12 Index	(979)	3,000	280	8/17/61	(500 bp) — Monthly	(701)
	CMBX NA BB.8 Index	(27,220)	76,339	27,219	10/17/57	(500 bp) — Monthly	—
	CMBX NA BB.8 Index	(6,208)	48,316	17,089	10/17/57	(500 bp) — Monthly	10,841
	CMBX NA BB.9 Index	(2,630)	67,000	13,876	9/17/58	(500 bp) — Monthly	11,190
	CMBX NA BB.9 Index	(1,854)	46,000	9,527	9/17/58	(500 bp) — Monthly	7,634
	CMBX NA BB.9 Index	(2,271)	22,000	4,556	9/17/58	(500 bp) — Monthly	2,267
	CMBX NA BB.9 Index	(774)	12,000	2,485	9/17/58	(500 bp) — Monthly	1,701
	CMBX NA BB.9 Index	(109)	3,000	621	9/17/58	(500 bp) — Monthly	474
	CMBX NA BBB-.10 Index	(61,553)	358,000	31,325	11/17/59	(300 bp) — Monthly	(30,407)
	CMBX NA BBB-.10 Index	(28,552)	123,000	10,763	11/17/59	(300 bp) — Monthly	(17,851)
	CMBX NA BBB-.10 Index	(21,710)	91,000	7,963	11/17/59	(300 bp) — Monthly	(13,793)
	CMBX NA BBB-.10 Index	(12,443)	57,000	4,988	11/17/59	(300 bp) — Monthly	(7,484)
	CMBX NA BBB-.10 Index	(11,535)	53,000	4,638	11/17/59	(300 bp) — Monthly	(6,924)
	CMBX NA BBB-.10 Index	(3,428)	27,000	2,363	11/17/59	(300 bp) — Monthly	(1,079)
	CMBX NA BBB-.12 Index	(4,819)	70,000	3,234	8/17/61	(300 bp) — Monthly	(1,620)
	CMBX NA BBB-.10 Index	(14,314)	117,000	10,238	11/17/59	(300 bp) — Monthly	(4,135)
	CMBX NA BBB-.10 Index	(5,991)	47,000	4,113	11/17/59	(300 bp) — Monthly	(1,902)
	CMBX NA BBB-.10 Index	(3,569)	28,000	2,450	11/17/59	(300 bp) — Monthly	(1,133)
	CMBX NA BBB-.11 Index	(14,083)	44,000	1,954	11/18/54	(300 bp) — Monthly	(12,152)
	CMBX NA BBB-.12 Index	(60,146)	180,000	8,316	8/17/61	(300 bp) — Monthly	(51,920)
	CMBX NA BBB-.12 Index	(54,225)	156,000	7,207	8/17/61	(300 bp) — Monthly	(47,095)
	CMBX NA BBB-.12 Index	(29,175)	83,000	3,835	8/17/61	(300 bp) — Monthly	(25,382)
	CMBX NA BBB-.12 Index	(334)	1,000	46	8/17/61	(300 bp) — Monthly	(288)
	CMBX NA BBB-.13 Index	(2,924)	50,000	2,490	12/16/72	(300 bp) — Monthly	(459)
	CMBX NA BBB-.13 Index	(2,273)	30,000	1,494	12/16/72	(300 bp) — Monthly	(794)
	CMBX NA BBB-.13 Index	(1,261)	25,000	1,245	12/16/72	(300 bp) — Monthly	(28)
	CMBX NA BBB-.13 Index	(1,273)	25,000	1,245	12/16/72	(300 bp) — Monthly	(41)
	CMBX NA BBB-.8 Index	(18,652)	118,000	15,316	10/17/57	(300 bp) — Monthly	(3,394)
	CMBX NA BBB-.8 Index	(18,725)	118,000	15,316	10/17/57	(300 bp) — Monthly	(3,468)
	CMBX NA BBB-.8 Index	(12,500)	80,000	10,384	10/17/57	(300 bp) — Monthly	(2,156)
	CMBX NA BBB-.8 Index	(7,586)	53,000	6,879	10/17/57	(300 bp) — Monthly	(733)
	CMBX NA BBB-.8 Index	(1,722)	11,000	1,428	10/17/57	(300 bp) — Monthly	(299)
	CMBX NA BBB-.9 Index	(4,259)	18,000	1,391	9/17/58	(300 bp) — Monthly	(2,876)
	Credit Suisse International
	CMBX NA BB.10 Index	(24,973)	210,000	49,056	11/17/59	(500 bp) — Monthly	23,908
	CMBX NA BB.10 Index	(28,019)	210,000	49,056	11/17/59	(500 bp) — Monthly	20,862
	CMBX NA BB.10 Index	(13,797)	111,000	25,930	11/17/59	(500 bp) — Monthly	12,040
	CMBX NA BB.7 Index	(9,602)	524,441	235,894	5/11/63	(500 bp) — Monthly	225,854
	CMBX NA BB.7 Index	(46,385)	282,000	95,062	1/17/47	(500 bp) — Monthly	48,442
	CMBX NA BB.7 Index	(25,825)	140,000	47,194	1/17/47	(500 bp) — Monthly	21,252
	CMBX NA BB.9 Index	(31,578)	315,000	65,237	9/17/58	(500 bp) — Monthly	33,396
	Goldman Sachs International
	CMBX NA BB.6 Index	(29,155)	274,753	123,584	5/11/63	(500 bp) — Monthly	94,199
	CMBX NA BB.7 Index	(27,088)	179,000	60,341	1/17/47	(500 bp) — Monthly	33,104
	CMBX NA A .6 Index	(6,956)	105,000	10,983	5/11/63	(200 bp) — Monthly	3,992
	CMBX NA BB.10 Index	(26,019)	115,000	26,864	11/17/59	(500 bp) — Monthly	749
	CMBX NA BB.6 Index	(36,089)	238,119	107,106	5/11/63	(500 bp) — Monthly	70,819
	CMBX NA BB.7 Index	(38,548)	228,000	76,859	1/17/47	(500 bp) — Monthly	38,121
	CMBX NA BB.7 Index	(35,390)	216,000	72,814	1/17/47	(500 bp) — Monthly	37,243
	CMBX NA BB.7 Index	(26,396)	130,000	43,823	1/17/47	(500 bp) — Monthly	17,318
	CMBX NA BB.7 Index	(6,572)	36,000	12,136	1/17/47	(500 bp) — Monthly	5,534
	CMBX NA BB.8 Index	(57,836)	159,442	56,395	10/17/57	(500 bp) — Monthly	(1,574)
	CMBX NA BB.8 Index	(57,936)	159,442	56,395	10/17/57	(500 bp) — Monthly	(1,674)
	CMBX NA BB.8 Index	(33,006)	93,732	33,153	10/17/57	(500 bp) — Monthly	69
	CMBX NA BB.8 Index	(1,813)	15,461	5,469	10/17/57	(500 bp) — Monthly	3,643
	CMBX NA BB.9 Index	(3,025)	19,000	3,935	9/17/58	(500 bp) — Monthly	894
	CMBX NA BB.9 Index	(1,438)	9,000	1,864	9/17/58	(500 bp) — Monthly	419
	CMBX NA BB.9 Index	(1,264)	8,000	1,657	9/17/58	(500 bp) — Monthly	386
	CMBX NA BB.9 Index	(39)	1,000	207	9/17/58	(500 bp) — Monthly	167
	CMBX NA BBB-.10 Index	(4,812)	22,000	1,925	11/17/59	(300 bp) — Monthly	(2,898)
	CMBX NA BBB-.12 Index	(4,289)	22,000	1,016	8/17/61	(300 bp) — Monthly	(3,284)
	CMBX NA BBB-.12 Index	(11,482)	34,000	1,571	8/17/61	(300 bp) — Monthly	(9,929)
	CMBX NA BBB-.13 Index	(6,290)	83,000	4,133	12/16/72	(300 bp) — Monthly	(2,198)
	CMBX NA BBB-.6 Index	(41,693)	153,000	43,529	5/11/63	(300 bp) — Monthly	1,760
	CMBX NA BBB-.8 Index	(11,604)	74,000	9,605	10/17/57	(300 bp) — Monthly	(2,036)
	CMBX NA BBB-.8 Index	(3,086)	20,000	2,596	10/17/57	(300 bp) — Monthly	(500)
	JPMorgan Securities LLC
	CMBX NA BB.17 Index	(201,248)	411,000	138,548	1/17/47	(500 bp) — Monthly	(63,043)
	CMBX NA BB.8 Index	(27,259)	53,147	18,798	10/17/57	(500 bp) — Monthly	(8,505)
	CMBX NA BB.9 Index	(14,826)	30,000	6,213	9/17/58	(500 bp) — Monthly	(8,638)
	CMBX NA BBB-.10 Index	(8,576)	52,000	4,550	11/17/59	(300 bp) — Monthly	(4,052)
	CMBX NA BBB-.10 Index	(18,029)	64,000	5,600	11/17/59	(300 bp) — Monthly	(12,461)
	CMBX NA BBB-.10 Index	(13,109)	44,000	3,850	11/17/59	(300 bp) — Monthly	(9,281)
	CMBX NA BBB-.11 Index	(22,315)	71,000	3,152	11/18/54	(300 bp) — Monthly	(19,199)
	CMBX NA BBB-.11 Index	(4,708)	15,000	666	11/18/54	(300 bp) — Monthly	(4,049)
	CMBX NA BBB-.11 Index	(4,715)	15,000	666	11/18/54	(300 bp) — Monthly	(4,056)
	CMBX NA BBB-.12 Index	(2,032)	52,000	2,402	8/17/61	(300 bp) — Monthly	345
	CMBX NA BBB-.7 Index	(499,810)	2,129,000	384,710	1/17/47	(300 bp) — Monthly	(116,164)
	Merrill Lynch International
	CMBX NA BB.10 Index	(11,494)	202,000	47,187	11/17/59	(500 bp) — Monthly	35,525
	CMBX NA BB.9 Index	(3,974)	102,000	21,124	9/17/58	(500 bp) — Monthly	17,066
	CMBX NA BBB-.10 Index	(11,267)	52,000	4,550	11/17/59	(300 bp) — Monthly	(6,743)
	CMBX NA BBB-.7 Index	(20,241)	247,000	44,633	1/17/47	(300 bp) — Monthly	24,268
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(5,502)	54,000	9,758	1/17/47	(300 bp) — Monthly	4,229
	CMBX NA BB.10 Index	(31,705)	135,000	31,536	11/17/59	(500 bp) — Monthly	(281)
	CMBX NA BB.10 Index	(10,593)	101,000	23,594	11/17/59	(500 bp) — Monthly	12,917
	CMBX NA BB.7 Index	(32,981)	164,000	55,284	1/17/47	(500 bp) — Monthly	22,166
	CMBX NA BB.7 Index	(13,305)	69,000	23,260	1/17/47	(500 bp) — Monthly	9,897
	CMBX NA BB.7 Index	(404)	2,000	674	1/17/47	(500 bp) — Monthly	269
	CMBX NA BB.8 Index	(28,090)	77,305	27,343	10/17/57	(500 bp) — Monthly	(812)
	CMBX NA BB.8 Index	(16,314)	31,888	11,279	10/17/57	(500 bp) — Monthly	(5,062)
	CMBX NA BB.9 Index	(4,057)	115,000	23,817	9/17/58	(500 bp) — Monthly	19,664
	CMBX NA BB.9 Index	(1,916)	49,000	10,148	9/17/58	(500 bp) — Monthly	8,191
	CMBX NA BB.9 Index	(2,565)	17,000	3,521	9/17/58	(500 bp) — Monthly	942
	CMBX NA BB.9 Index	(1,641)	12,000	2,485	9/17/58	(500 bp) — Monthly	835
	CMBX NA BB.9 Index	(1,464)	11,000	2,278	9/17/58	(500 bp) — Monthly	805
	CMBX NA BB.9 Index	(951)	7,000	1,450	9/17/58	(500 bp) — Monthly	493
	CMBX NA BB.9 Index	(908)	6,000	1,243	9/17/58	(500 bp) — Monthly	329
	CMBX NA BB.9 Index	(908)	6,000	1,243	9/17/58	(500 bp) — Monthly	329
	CMBX NA BBB-.8 Index	(2,956)	19,000	2,466	10/17/57	(300 bp) — Monthly	(499)
	CMBX NA BBB-.8 Index	(1,568)	10,000	1,298	10/17/57	(300 bp) — Monthly	(275)
	CMBX NA BBB-.10 Index	(35,401)	210,000	18,375	11/17/59	(300 bp) — Monthly	(17,131)
	CMBX NA BBB-.10 Index	(15,610)	66,000	5,775	11/17/59	(300 bp) — Monthly	(9,868)
	CMBX NA BBB-.10 Index	(13,896)	57,000	4,988	11/17/59	(300 bp) — Monthly	(8,937)
	CMBX NA BBB-.10 Index	(5,991)	50,000	4,375	11/17/59	(300 bp) — Monthly	(1,641)
	CMBX NA BBB-.10 Index	(7,117)	31,000	2,713	11/17/59	(300 bp) — Monthly	(4,420)
	CMBX NA BBB-.10 Index	(6,112)	28,000	2,450	11/17/59	(300 bp) — Monthly	(3,676)
	CMBX NA BBB-.10 Index	(2,182)	17,000	1,488	11/17/59	(300 bp) — Monthly	(703)
	CMBX NA BBB-.10 Index	(3,252)	15,000	1,313	11/17/59	(300 bp) — Monthly	(1,947)
	CMBX NA BBB-.10 Index	(3,027)	14,000	1,225	11/17/59	(300 bp) — Monthly	(1,809)
	CMBX NA BBB-.10 Index	(18,186)	210,000	18,375	11/17/59	(300 bp) — Monthly	84
	CMBX NA BBB-.10 Index	(11,105)	90,000	7,875	11/17/59	(300 bp) — Monthly	(3,275)
	CMBX NA BBB-.10 Index	(11,288)	89,000	7,788	11/17/59	(300 bp) — Monthly	(3,545)
	CMBX NA BBB-.10 Index	(6,214)	49,000	4,288	11/17/59	(300 bp) — Monthly	(1,951)
	CMBX NA BBB-.11 Index	(20,889)	66,000	2,930	11/18/54	(300 bp) — Monthly	(17,991)
	CMBX NA BBB-.11 Index	(18,102)	58,000	2,575	11/18/54	(300 bp) — Monthly	(15,556)
	CMBX NA BBB-.13 Index	(7,765)	126,000	6,275	12/16/72	(300 bp) — Monthly	(1,554)
	CMBX NA BBB-.7 Index	(5,016)	79,000	14,275	1/17/47	(300 bp) — Monthly	9,220
	CMBX NA BBB-.8 Index	(18,651)	147,000	19,081	10/17/57	(300 bp) — Monthly	356
	CMBX NA BBB-.8 Index	(18,697)	147,000	19,081	10/17/57	(300 bp) — Monthly	311
	CMBX NA BBB-.8 Index	(15,120)	97,000	12,591	10/17/57	(300 bp) — Monthly	(2,578)
	CMBX NA BBB-.8 Index	(13,168)	92,000	11,942	10/17/57	(300 bp) — Monthly	(1,272)
	CMBX NA BBB-.8 Index	(5,156)	33,000	4,283	10/17/57	(300 bp) — Monthly	(889)
	CMBX NA BBB-.8 Index	(4,958)	32,000	4,154	10/17/57	(300 bp) — Monthly	(820)
	CMBX NA BBB-.8 Index	(2,942)	19,000	2,466	10/17/57	(300 bp) — Monthly	(492)

	Upfront premium received	—				Unrealized appreciation	921,090

	Upfront premium (paid)	(2,518,933)				Unrealized (depreciation)	(633,491)

	Total	$(2,518,933)				Total	$287,599
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $171,304,187.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Short Term Investment Fund**	$31,347,766	$48,146,167	$50,126,554	$24,086	$29,367,379

	Total Short-term investments	$31,347,766	$48,146,167	$50,126,554	$24,086	$29,367,379
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $494,901.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $12,186,684.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,879,415.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $123,404,490 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $12,180,040 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $12,186,684 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$129,203	$554	$—
Energy	31,118	—	250
Utilities and power	—	13,480	—

Total common stocks	160,321	14,034	250
Asset-backed securities	—	158,237	495,644
Convertible bonds and notes	—	10,240,095	—
Corporate bonds and notes	—	29,122,331	—
Foreign government and agency bonds and notes	—	17,936,870	—
Mortgage-backed securities	—	74,790,362	—
Preferred stocks	—	12,797	—
Purchased options outstanding	—	264,593	—
Purchased swap options outstanding	—	3,212,004	—
Senior loans	—	3,254,547	—
U.S. government and agency mortgage obligations	—	65,372,888	—
U.S. treasury obligations	—	371,301	—
Short-term investments	138,000	45,993,042	—

Totals by level	$298,321	$250,743,101	$495,894
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(456,615)	$—
Futures contracts	367,374	—	—
Written options outstanding	—	(81,314)	—
Written swap options outstanding	—	(5,377,846)	—
Forward premium swap option contracts	—	(31,606)	—
TBA sale commitments	—	(21,244,998)	—
Interest rate swap contracts	—	1,346,869	—
Total return swap contracts	—	(2,500,942)	—
Credit default contracts	—	(9,304,623)	—

Totals by level	$367,374	$(37,651,075)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$26,700,000
Purchased swap option contracts (contract amount)	$501,200,000
Written currency option contracts (contract amount)	$22,700,000
Written swap option contracts (contract amount)	$429,500,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$288,100,000
Centrally cleared interest rate swap contracts (notional)	$654,400,000
OTC total return swap contracts (notional)	$12,900,000
Centrally cleared total return swap contracts (notional)	$125,300,000
OTC credit default contracts (notional)	$61,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com